LEASE	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
LEASE

NOTE 7. LEASE

The Company leases office space in Hong Kong under a non-cancelable operating lease agreement executed on June 26, 2023, with a term ending August 15, 2025. In April 2024, the Company entered into two additional non-cancelable operating lease agreements for office spaces located in Rolling Hills Estates, California. The first lease commenced on April 10, 2024, and will expire on November 30, 2025. The second lease began on April 22, 2024, and will terminate on April 30, 2025. In November 2024, the Company entered into another lease for office space in Rolling Hills Estates, which commenced on November 11, 2024, and will expire on December 31, 2025.

The balances for the operating leases where the Company is the lessee are presented within the balance sheets as follows:

	As of	As of
	March 31, 2025	March 31, 2024
Operating leases:
Operating lease right-of-use assets	$37,999	$32,535

Operating lease liabilities, current	$38,109	$23,097
Operating lease liabilities, noncurrent	-	9,813
Total operating lease liabilities	$38,109	$32,910

Weighted average remaining lease term (in years)	0.43	1.42
Weighted average discount rate (%)	3.63%	3.63%

The components of lease expenses for the years ended March 31, 2025, 2024 and 2023 were as follows:

	For the years ended March 31,
	2025	2024	2023
Operating lease cost	$73,351	$23,468	$23,013
Cost of other leases with period less than one year and variable lease costs	6,664	-	-

	$80,015	$23,468	$23,013

Supplemental cash flow information related to leases for the years ended March 31, 2025, 2024 and 2023 were as follows:

	For the years ended March 31,
Cash paid for amounts included in the measurement of lease liabilities:	2025	2024	2023
Operating cash flows from operating leases	$80,015	$23,468	$23,013
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligation:	$63,352	$45,680	$31,689

As of March 31, 2025, the maturities of operating lease liabilities (excluding short-term lease) are as follows:

For the year ending March 31,	Operating Lease
2025	$38,566
Total lease payments	38,566
Less: Imputed interest	(457)
Present value of lease liabilities	$38,109
Less: current portion	(38,109)

As of March 31, 2024, the maturities of operating lease liabilities (excluding short-term lease) are as follows:

For the year ending March 31,	Operating Lease
2025	$23,926
2026	9,880
Total lease payments	33,806
Less: Imputed interest	(896)
Present value of lease liabilities	$32,910
Less: current portion	(23,097)
Lease obligations, noncurrent	$9,813